Other Income and Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-operating income [Abstract]
Reversal of other provisions	₩ 15,265	₩ 15,548	₩ 25,826
Reversal of other allowance for doubtful accounts	37	98	2,465
Gains on government grants	301	458	269
Gains on assets contributed	1,953	9,347	24,324
Gains on liabilities exempted	1,181	1,830	1,314
Compensation and reparations revenue	89,638	104,826	95,407
Revenue from foundation fund	3	1	0
Revenue from research contracts	8,191	5,996	4,001
Income related to transfer of assets from customers	711,839	661,212	643,477
Rental income	208,064	204,123	193,567
Others of Other Income	59,017	30,694	45,798
Refund of claim for rectification	701	7,274	11,880
Adjustment of research project	0	7,638	2,150
Maintenance expenses on lease building	125	160	2,785
Training expenses	1,684	1,739	3,852
Deposit redemption	12	378	314
Reversal of expenses on litigation	1,920	991	620
Revenue on royalty fee	455	173	0
Reimbursement of insurance fee	0	1	22
Gains on guarantee contracts	22	27	134
Miscellaneous other non-operating income	54,098	12,313	24,041
Other nonoperating income	1,095,489	1,034,133	1,036,448
Other non-operating expense
Compensation and indemnification expense	36	663	11,959
Accretion expenses of other provisions	1,138	2,711	17,991
Depreciation expenses on investment properties	486	1,386	1,453
Depreciation expenses on idle assets	3,635	3,621	6,604
Other bad debt expense	6,400	49,372	32,503
Donations	131,037	152,456	316,981
Others of Other Expense	69,418	47,723	30,229
Operating expenses related to the idle assets	1,683	44	46
Research grants	562	109	91
Expenses related to farming and fishing village supports	11,272	17,065	16,115
Expenses related to Operating of a fitness center	8,370	6,948	5,101
Expenses on adjustment of research and development grants	260	2,241	720
Taxes and dues	31,985	119	253
Expenses on R&D supports	48	861	242
Miscellaneous other non-operating expense	15,238	20,336	7,661
Other Nonoperating Expense	₩ 212,150	₩ 257,932	₩ 417,720